Borrowings	6 Months Ended
Jun. 30, 2021
Borrowings.
Borrowings

10.     Borrowings

Silicon Valley Bank

On November 30, 2016, Affimed entered into a loan agreement with Silicon Valley Bank (the “SVB loan”) for an initial tranche of €5.0 million and a second tranche drawn in May 2017 of €2.5 million. As of December 31, 2020, the loan was fully repaid.

Pursuant to the loan agreement of 2016, the Group also granted the lender warrants to purchase common shares of Affimed at the respective exercise price for a period of ten years from the date of grant. In April 2021 Silicon Valley Bank exercised its warrants and the Group issued 173,482 common shares to Silicon Valley Bank.

In January 2021, the Group entered into a new loan agreement with Silicon Valley Bank German Branch (SVB) which provides Affimed with up to €25 million in term loans in three tranches: €10 million available at closing, an additional €7.5 million upon the achievement of certain conditions, including milestones related to Affimed’s pipeline and market capitalization, and a third tranche of €7.5 million upon the achievement of certain additional conditions related to Affimed’s pipeline and liquidity. The first tranche of €10 million was drawn in February 2021. Pursuant to the terms of the agreement, the loans will bear interest at the greater of the European Central Bank Base Rate and 0%, plus 5.5%, and Affimed is entitled to make interest only payments through December 1, 2022, or June 1, 2023 if Affimed draws on the third tranche of the loans. The loans will mature at the end of November 2025. As of June 30, 2021, the fair value of the liability did not differ significantly from its carrying amount (€9.8 million).

UniCredit Leasing CZ

In April 2019, the Group entered into a loan agreement with UniCredit Leasing CZ for €562. After an initial instalment of €127 in the second quarter of 2019, repayment is effected in monthly instalments of €8 until May 2024. As of June 30, 2021, an amount of €277 (December 31, 2020: €323) was outstanding, of which €93 was classified as current liabilities (December 31, 2020: €92). As of June 30, 2021, the fair value of the liability did not differ significantly from its carrying amount.